BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE SEPARATE ACCOUNT A

SUPPLEMENT DATED JUNE 21, 2023

TO THE

SUMMARY PROSPECTUS FOR NEW INVESTORS DATED MAY 1, 2023

(Flexible Bonus)

The information below supplements the summary prospectus for the above-referenced group flexible payment variable annuity contract issued by Brighthouse Life insurance Company.

Information Change for the Office that Administers the Contract

Effective July 5, 2023, the telephone number to call with inquiries about the contract, or to obtain a prospectus, which contains more information about the contract’s features, benefits and risks, will change.

The telephone number to call to obtain this and other information, at no cost, is (833) 208-3018.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

SUPP-FLEXBONUS-0623